                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                               August, 2008
Payment Date                                                                                                       9/15/2008
Transaction Month                                                                                                          8

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $6,559,604.78

PRINCIPAL:
 Principal Collections                                                                                        $47,224,022.93
 Prepayments in Full                                                                                          $13,660,222.51
 Liquidation Proceeds                                                                                          $1,694,866.33
   Recoveries                                                                                                     $13,433.06
                                                                                                                  ----------
     SUB TOTAL                                                                                                $62,592,544.83
                                                                                                              --------------
COLLECTIONS                                                                                                   $69,152,149.61

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $280,456.28
 Purchase Amounts Related to Interest                                                                              $1,470.35
                                                                                                                   ---------
     SUB TOTAL                                                                                                   $281,926.63

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                           $0.00
Net Swap Receipt - Class A-3b                                                                                          $0.00

AVAILABLE FUNDS                                                                                               $69,434,076.24

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                              August, 2008
Payment Date                                                                                                      9/15/2008
Transaction Month                                                                                                         8

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00     $69,434,076.24
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00     $69,434,076.24
Servicing Fee                                     $1,550,634.28    $1,550,634.28       $0.00       $0.00     $67,883,441.96
Net Swap Payment - Class A-2                        $398,647.27      $398,647.27       $0.00       $0.00     $67,484,794.69
Net Swap Payment - Class A-3b                        $98,292.00       $98,292.00       $0.00       $0.00     $67,386,502.69
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00     $67,386,502.69
Interest - Class A-1 Notes                           $43,366.48       $43,366.48       $0.00       $0.00     $67,343,136.21
Interest - Class A-2 Notes                        $1,876,112.73    $1,876,112.73       $0.00       $0.00     $65,467,023.48
Interest - Class A-3a Notes                       $1,541,760.00    $1,541,760.00       $0.00       $0.00     $63,925,263.48
Interest - Class A-3b Notes                         $632,958.00      $632,958.00       $0.00       $0.00     $63,292,305.48
Interest - Class A-4 Notes                          $486,162.50      $486,162.50       $0.00       $0.00     $62,806,142.98
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $62,806,142.98
Interest - Class B Notes                            $291,817.50      $291,817.50       $0.00       $0.00     $62,514,325.48
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00     $62,514,325.48
Interest - Class C Notes                            $239,805.00      $239,805.00       $0.00       $0.00     $62,274,520.48
Third Priority Principal Payment                 $12,729,694.93   $12,729,694.93       $0.00       $0.00     $49,544,825.55
Interest - Class D Notes                            $292,000.00      $292,000.00       $0.00       $0.00     $49,252,825.55
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $49,252,825.55
Regular Principal Payment                        $49,766,210.85   $49,252,825.55       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                             $69,434,076.24

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $12,729,694.93
                                                                      Regular Principal Payment              $49,252,825.55
                                                                                                             --------------
                                                                      TOTAL                                  $61,982,520.48

IV. NOTEHOLDER PAYMENTS

                    NOTEHOLDER PRINCIPAL PAYMENTS         NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $12,535,115.29          $23.04      $43,366.48            $0.08   $12,578,481.77             $23.12
Class A-2 Notes         $49,447,405.19          $69.61   $1,876,112.73            $2.64   $51,323,517.92             $72.25
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00     $632,958.00            $2.81      $632,958.00              $2.81
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $61,982,520.48                   $5,403,982.21                    $67,386,502.69

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       August, 2008
Payment Date                                                                                                               9/15/2008
Transaction Month                                                                                                                  8

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                      $12,535,115.29             0.0230425               $0.00             0.0000000
Class A-2 Notes                                     $710,400,000.00             1.0000000     $660,952,594.81             0.9303950
Class A-3a Notes                                    $467,200,000.00             1.0000000     $467,200,000.00             1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000     $225,000,000.00             1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000     $133,500,000.00             1.0000000
Class B Notes                                        $65,700,000.00             1.0000000      $65,700,000.00             1.0000000
Class C Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
Class D Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,701,935,115.29             0.7620378   $1,639,952,594.81             0.7342852

POOL INFORMATION
 Weighted Average APR                                                              4.482%                                    4.481%
 Weighted Average Remaining Term                                                    45.03                                     44.37
 Number of Receivables Outstanding                                                117,683                                   114,368
 Pool Balance                                                           $1,860,761,138.94                         $1,796,620,700.77
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,702,799,751.11                         $1,645,405,420.36
 Pool Factor                                                                    0.7753174                                 0.7485922

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $17,966,207.01
Yield Supplement Overcollateralization Amount                                                                       $151,215,280.41
Targeted Overcollateralization Amount                                                                               $157,181,491.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $156,668,105.96

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                           August, 2008
Payment Date                                                                                                   9/15/2008
Transaction Month                                                                                                      8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      412     $1,280,870.12
(Recoveries)                                                                                        26        $13,433.06
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,267,437.06
Cumulative Net Losses Last Collection                                                                      $5,003,647.50
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $6,271,084.56

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.82%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.33%               1,254     $23,917,994.59
61-90 Days Delinquent                                                       0.16%                 138      $2,797,992.60
91-120 Days Delinquent                                                      0.06%                  39      $1,007,831.76
Over 120 Days Delinquent                                                    0.04%                  30        $645,385.57
                                                                            -----                  --        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.58%               1,461     $28,369,204.52

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       120      $2,708,928.20
Total Repossesed Inventory                                                                        167      $4,113,376.23

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.7571%
Preceding Collection Period                                                                                       1.0082%
Current Collection Period                                                                                         0.8317%
Three Month Average                                                                                               0.8657%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1450%
Preceding Collection Period                                                                                       0.1572%
Current Collection Period                                                                                         0.1810%
Three Month Average                                                                                               0.1611%